                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2000

Check here if Amendment  [  ]; Amendment Number: ------------------
  This Amendment (Check only one.):       [  ]     is a restatement.
                                          [  ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Woodland Partners LLC
                   --------------------------------
Address:           60 South Sixth Street, Suite 3750
                   ---------------------------------
                   Minneapolis, Minnesota 55402
                   ---------------------------------


Form 13F File Number:  28-5982
                       ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Richard J. Rinkoff
                   ---------------------------------
Title:             Managing Partner
                   ---------------------------------
Phone:             (612) 359-4185
                   ---------------------------------

Signature, Place, and Date of Signing:

 /s/ Richard J. Rinkoff       Minneapolis, Minnesota        November 13, 2000
-----------------------       ----------------------        -----------------
[Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                         --------------------------

Form 13F Information Table Entry Total:  42
                                         --------------------------

Form 13F Information Table Value Total:  $337,400
                                         --------------------------
                                                        (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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


                           FORM 13F INFORMATION TABLE


           COLUMN 1                    COLUMN 2           COLUMN 3          COLUMN 4                    COLUMN 5
  ---------------------------     ------------------   ---------------   -------------          -----------------------------------

                                                                             VALUE                  SHRS OR            SH/     PUT/
         NAME OF ISSUER             TITLE OF CLASS         CUSIP            (x$1000)                PRN AMT            PRN     CALL
  ---------------------------     ------------------   ---------------   -------------          --------------       ------   -----
Fortune Brands                          common           349631101         $   11,626                438,700           SH
International Multifoods                common           460043102         $   12,924                743,800           SH
Argosy Gaming Co.                       common           040228108         $    3,959                218,400           SH
Brunswick Corp.                         common           117043109         $    7,743                424,300           SH
Damark International Inc.               common           235691102         $    6,067                495,300           SH
Lodgenet                                common           540211109         $    7,406                256,500           SH
Herman Miller Inc.                      common           600544100         $   13,043                406,800           SH
Ogden Corp.                             common           676346109         $    9,891                729,300           SH
Pennzoil Quaker State                   common           709323109         $    7,279                693,200           SH
Pittston Brinks Group                   common           725701106         $    3,488                225,000           SH
Polaris                                 common           731068102         $   17,287                490,400           SH
Regis Corp.                             common           758932107         $    7,298                486,500           SH
SPX Corp.                               common           784635104         $   15,329                108,000           SH
TCF Financial                           common           872275102         $    7,588                240,900           SH
Tower Automotive                        common           891707101         $    4,004                427,100           SH
Valuevision Int'l. Inc.                 common           92047K107         $    2,063                 82,100           SH
Vicorp Restaurants                      common           925817108         $    3,110                159,508           SH
Calgon Carbon Corp.                     common           129603106         $    2,980                437,500           SH
Ferro Corp.                             common           315405100         $    9,718                509,800           SH
H.B. Fuller Company                     common           359694106         $   10,747                373,800           SH
Material Sciences                       common           576674105         $   10,779                947,600           SH
Rayonier Inc.                           common           754907103         $    2,228                 62,000           SH
U.S. Can Corp.                          common           90328W105         $    9,034                456,000           SH
Alliant Techsystems                     common           018804104         $   14,758                179,700           SH
Donaldson                               common           257651109         $    8,897                404,400           SH
Graco Inc.                              common           384109104         $   15,251                472,900           SH
Navistar International                  common           63934E108         $    3,742                125,000           SH
Binks Sames Corp.                       common           79587E104         $    2,808                206,100           SH
Allete                                  common           018522102         $    7,191                325,000           SH
Nuevo Energy Co.                        common           670509108         $    3,436                187,000           SH

                                       COLUMN 6             COLUMN 7                       COLUMN 8
                                  ------------------   -----------------   -------------------------------------

                                     INVESTMENT             OTHER                     VOTING AUTHORITY
         NAME OF ISSUER              DISCRETION            MANAGERS           SOLE          SHARED         NONE
  ---------------------------     ------------------   ---------------     -------------    ------         -----

Fortune Brands                          SOLE                                  371,300         67,400
International Multifoods                SOLE                                  626,000        117,800
Argosy Gaming Co.                       SOLE                                  184,900         33,500
Brunswick Corp.                         SOLE                                  359,200         65,100
Damark International Inc.               SOLE                                  419,400         75,900
Lodgenet                                SOLE                                  217,500         39,000
Herman Miller Inc.                      SOLE                                  344,400         62,400
Ogden Corp.                             SOLE                                  617,500        111,800
Pennzoil Quaker State                   SOLE                                  587,300        105,900
Pittston Brinks Group                   SOLE                                  190,400         34,600
Polaris                                 SOLE                                  415,700         74,700
Regis Corp.                             SOLE                                  411,800         74,700
SPX Corp.                               SOLE                                   91,300         16,700
TCF Financial                           SOLE                                  203,900         37,000
Tower Automotive                        SOLE                                  361,800         65,300
Valuevision Int'l. Inc.                 SOLE                                   69,300         12,800
Vicorp Restaurants                      SOLE                                  136,865         22,643
Calgon Carbon Corp.                     SOLE                                  370,800         66,700
Ferro Corp.                             SOLE                                  432,200         77,600
H.B. Fuller Company                     SOLE                                  316,800         57,000
Material Sciences                       SOLE                                  803,600        144,000
Rayonier Inc.                           SOLE                                   52,500          9,500
U.S. Can Corp.                          SOLE                                  385,500         70,500
Alliant Techsystems                     SOLE                                  152,400         27,300
Donaldson                               SOLE                                  342,400         62,000
Graco Inc.                              SOLE                                  400,400         72,500
Navistar International                  SOLE                                  105,800         19,200
Binks Sames Corp.                       SOLE                                  170,900         35,200
Allete                                  SOLE                                  275,000         50,000
Nuevo Energy Co.                        SOLE                                  158,300         28,700


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
                           FORM 13F INFORMATION TABLE


           COLUMN 1                    COLUMN 2           COLUMN 3          COLUMN 4                    COLUMN 5
  ---------------------------     ------------------   ---------------   -------------          -----------------------------------

                                                                             VALUE                  SHRS OR            SH/     PUT/
         NAME OF ISSUER             TITLE OF CLASS         CUSIP            (x$1000)                PRN AMT            PRN     CALL
  ---------------------------     ------------------   ---------------   -------------          --------------       ------   -----
ACNielsen Corp.                         common           004833109         $   13,947                585,700           SH
U.S. Industries                         common           912080108         $    9,837                989,980           SH
United Stationers                       common           913004107         $    4,915                182,900           SH
GATX Corp.                              common           361448103         $   14,975                357,600           SH
TCF Financial                           common           872275102         $   14,358                381,600           SH
Edwards Lifesciences                    common           28176E108         $    2,430                111,400           SH
Rochester Medical                       common           771497104         $    2,780                453,900           SH
Aetrium                                 common           00817R103         $    3,471                624,100           SH
Material Sciences                       common           576674105         $    9,079                270,000           SH
Ontrack Data Int'l.                     common           683372106         $    3,071                229,600           SH
Plato Learning Corp.                    common           72764Y100         $    8,913                432,500           SH
Reynolds & Reynolds                     common           761695105         $    7,950                400,000           SH
                                                                           ----------                -------
GRAND TOTAL                                                                $  337,400             13,331,888




           COLUMN 1                    COLUMN 6             COLUMN 7                       COLUMN 8
  ---------------------------     ------------------   -----------------   -------------------------------------

                                     INVESTMENT             OTHER                     VOTING AUTHORITY
         NAME OF ISSUER              DISCRETION            MANAGERS           SOLE          SHARED         NONE
  ---------------------------     ------------------   ---------------     -------------    ------         -----

ACNielsen Corp.                          SOLE                                 496,100         89,600
U.S. Industries                          SOLE                                 838,980        151,000
United Stationers                        SOLE                                 154,800         28,100
GATX Corp.                               SOLE                                 302,700         54,900
TCF Financial                            SOLE                                 322,800         58,800
Edwards Lifesciences                     SOLE                                  94,300         17,100
Rochester Medical                        SOLE                                 384,700         69,200
Aetrium                                  SOLE                                 529,100         95,000
Material Sciences                        SOLE                                 228,700         41,300
Ontrack Data Int'l.                      SOLE                                 194,400         35,200
Plato Learning Corp.                     SOLE                                 366,400         66,100
Reynolds & Reynolds                      SOLE                                 338,800         61,200
                                                                              -------         ------

GRAND TOTAL                                                                13,826,945      2,504,943


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